Net Earnings Per Share - Calculation of Net Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Net earnings available to common shareholders	$ 123.9	$ 123.9	$ 105.7	$ 65.7	$ 117.2	$ 130.5	$ 109.8	$ 70.1	$ 419.2	$ 427.6	$ 288.0
Weighted-average common shares outstanding (in millions):
Weighted-average common shares outstanding - basic (in shares)									76.8	79.5	78.0
Effect of dilutive securities - stock options (in shares)									0.5	0.6	0.8
Effect of other share-based awards (in shares)									0.4	0.6	0.8
Weighted-average common shares outstanding - diluted (in shares)									77.7	80.7	79.6
Net earnings per share - basic (in dollars per share)	$ 1.67	$ 1.63	$ 1.35	$ 0.83	$ 1.49	$ 1.64	$ 1.37	$ 0.88	$ 5.46	$ 5.38	$ 3.69
Net earnings per share - diluted (in dollars per share)	$ 1.66	$ 1.61	$ 1.33	$ 0.83	$ 1.47	$ 1.61	$ 1.35	$ 0.86	$ 5.40	$ 5.30	$ 3.62